Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST INCOME
Loans and leases, including fees		$ 31,201	$ 33,720	$ 35,696
Securities:
Taxable		3,137	1,977	1,938
Tax-exempt		3,710	2,856	2,137
Other		894	251	259
Total interest income		38,942	38,804	40,030
INTEREST EXPENSE
Deposits		2,322	2,281	3,998
Borrowings		936	788	2,990
Total interest expense		3,258	3,069	6,988
Net interest income		35,684	35,735	33,042
PROVISION FOR LOAN AND LEASE LOSSES		(1,000)	300	6,200
Net interest income after provision for loan and lease losses		36,684	35,435	26,842
NON-INTEREST INCOME
Service charges on deposit accounts		1,232	1,090	1,102
Gain on sale of loans	[1]	1,870	13,468	24,139
Net securities gains (losses)	[1]	(114)	(16)	289
Change in fair value of mortgage servicing rights	[1]	437	295	(293)
Increase in cash surrender value of life insurance and death benefits received		1,166	402	368
Other operating income		5,363	2,107	1,395
Total non-interest income		9,954	17,346	27,000
NON-INTEREST EXPENSES
Salaries, wages and employee benefits		18,452	20,702	22,127
Occupancy expenses		4,436	4,485	3,630
Other operating expenses		11,226	11,519	11,408
Total non-interest expenses		34,114	36,706	37,165
Income before income taxes		12,524	16,075	16,677
PROVISION FOR INCOME TAXES		1,214	2,494	2,922
NET INCOME		$ 11,310	$ 13,581	$ 13,755
NET INCOME PER SHARE BASIC (in dollars per share)		$ 3.47	$ 4.14	$ 4.21
NET INCOME PER SHARE DILUTED (in dollars per share)		$ 3.46	$ 4.07	$ 4.16

[1]	Not within the scope of ASC 606